Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Principles of Consolidation
(b)
Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and both its majority and wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if the Company determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (ii) the equity interest holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned by Navios Holdings and Navios Asia LLC (“Navios Asia”) and its wholly-owned subsidiaries, which were 51.0% owned by Navios Holdings, until May 2014, when Navios Holdings became the sole shareholder.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of December 31, 2016 was 20.0%, which includes a 2.0% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of December 31, 2016 was 46.1%); (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (economic interest as of December 31, 2016 was 35.0%), (iv) Navios Europe I and its subsidiaries (economic interest as of December 31, 2016 was 47.5%); and (v) Navios Europe II and its subsidiaries (economic interest as of December 31, 2016 was 47.5%).

Subsidiaries Included in the Consolidation:

				Statement of Operations
Company Name	Nature	Ownership Interest	Country of Incorporation	2016	2015	2014
Navios Maritime Holdings Inc.	Holding Company		Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Shipmanagement Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/ Vessel Owning Company/ Management Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Operating Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Beaufiks Shipping Corporation	Operating Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Portorosa Marine Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31

				Statement of Operations
Company Name	Nature	Ownership Interest	Country of Incorporation	2016	2015	2014
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tulsi Shipmanagement Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Cinthara Shipping Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rawlin Services Company	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mauve International S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Diesis Ship Management Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Holdings Europe Finance Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Asia LLC	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/19 - 12/31
Iris Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/19 - 12/31
Jasmine Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/19 - 12/31
Emery Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	6/4 - 12/31
Lavender Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	11/24 - 12/31
Esmeralda Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/12 - 12/31	—	—
Triangle Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/12 - 12/31	—	—
Roselite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	10/9 - 12/31	—
Smaltite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	10/9 - 12/31	—
Motiva Trading Ltd	Operating Company	100%	Marshall Is.	11/2 - 12/31	—	—

Use of Estimates
(c)
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the assessment of other-than-temporary impairment related to the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, impairment test for goodwill, provisions necessary for accounts receivables and demurrages, provisions for legal disputes, pension benefits, contingencies and guarantees. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash and Cash Equivalents
(d)
Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

Restricted Cash
(e)
Restricted Cash: As of December 31, 2016 and 2015, restricted cash included $1,896 and $1,890, respectively, which related to amounts held in a retention account in order to service debt and interest payments, and $0 and $11,000, respectively, which related to additional security, as required by certain of Navios Holdings' credit facilities. Also included in restricted cash as of December 31, 2016 and 2015 are amounts held as security in the form of letters of guarantee or letters of credit totaling $590 for both reporting periods. As of December 31, 2016, restricted cash also included $2,900 which related to amounts held in a Navios Logistics' retention as part of the Vale International S.A. (“Vale”) arbitration in New York. See also Note 13.

Insurance Claims
(f)
Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reporting period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management's expectations as to their collection dates.

Inventories
(g)      Inventories: Inventories, which are comprised of lubricants, bunkers (when applicable) and stock provisions on board of the vessels, as well as petroleum products held by Navios Logistics, are valued at cost as determined on the first-in, first-out basis.

Vessel, Port Terminal, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net
(h)      Vessels, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations are recorded at fair value on the date of acquisition, and if acquired as an asset acquisition, are recorded at cost (including transaction costs). Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of comprehensive (loss)/income.
Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, port terminals, tanker vessels, barges, push boats and other fixed assets, after considering the estimated residual value.
Annual depreciation rates used, which approximate the useful life of the assets are:

Vessels	25 years
Port terminals	5 to 40 years
Tanker vessels, barges and push boats	15 to 45 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Management estimates the residual values of the Company's dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight tons (“LWT”). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and the depreciation expense in the period of the revision and future periods. Management estimates the residual values of the Company's vessels based on a scrap rate of $340 per LWT after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company's vessels.
Management estimates the useful life of its vessels to be 25 years from the vessel's original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

Deposits for Vessels, Port Terminals, and Other Fixed Assets
(i)
Deposits for Vessels, Port Terminals and Other Fixed Assets: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels, port terminals and other long-lived fixed assets. Deposits for vessels, port terminals and other fixed assets also include pre-delivery expenses. Pre-delivery expenses represent any direct costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the years ended December 31, 2016, 2015 and 2014 amounted to $5,843, $5,154 and $2,334, respectively.

Assets Held for Sale
(j)
Assets Held for Sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale in any of the periods presented.

Impairment of Long Lived Assets
(k)      Impairment of Long Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by Navios Holdings are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Holdings' management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.
Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs related to the vessel and the related carrying value of the intangible assets with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then-current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.
During the fourth quarter of fiscal year 2016, management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Holdings' long-lived assets might exist. These indicators included continued deterioration in the spot market, and the related impact of the current dry bulk sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets (step one) was performed.
The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel's carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel and the carrying value of the related intangible assets, if applicable. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and 10-year average historical one-year time charter rates, adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, running cost based on current year actuals, assuming an annual increase of 0.8% after 2017 and a utilization rate of 99.2% based on the fleet's historical performance.

The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and the related intangible assets existed as of December 31, 2016, as the undiscounted projected net operating cash flows exceeded the carrying value.

In the event that impairment would occur, the fair value of the related asset would be determined and an impairment charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is typically estimated primarily through the use of third-party valuations performed on an individual vessel basis.
Although management believes the underlying assumptions supporting this assessment are reasonable, if the charter rate trends and the length of the market downturn vary significantly from our forecasts, Navios Holdings may be exposed to material impairment charges in the future.
No impairment loss was recognized for any of the periods presented.

Deferred Drydock and Special Survey Costs
(l)
Deferred Drydock and Special Survey Costs: The Company's vessels, barges and push boats are subject to regularly scheduled drydocking and special surveys which are carried out every 30 and 60 months, respectively, for ocean-going vessels, and every 84 months for push boats and barges, to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined. Unamortized drydocking or special survey costs of vessels, barges and push boats sold are written-off to income in the year the vessel, barge or push boat is sold.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2016, 2015 and 2014, the amortization of deferred drydock and special survey costs was $13,768, $13,340, and $12,263, respectively.

Deferred Financing Costs
(m)
Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. Deferred financing costs are presented as a deduction from the corresponding liability. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization and write-off of deferred financing costs for each of the years ended December 31, 2016, 2015 and 2014 were $5,653, $4,524 and $4,061, respectively. See also Note 17.

Goodwill and Other Intangibles
(n)	Goodwill and Other Intangibles
(i) Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually.
The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill (step one). The Company determines the fair value of the reporting unit based on a combination of the income approach (i.e. discounted cash flows) and market approach (i.e. comparative market multiples) and believes that the combination of these two approaches is the best indicator of fair value for its individual reporting units. If the fair value of a reporting unit exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step (step two) to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.
As of December 31, 2016, the Company performed its impairments test for its reporting units within: the Dry Bulk Vessel Operations and the Logistics Business. During the fourth quarter 2016, the overall shipping market continued to experience significant deteriorating market conditions, especially in the dry bulk sector with sharp declines in freight rates, charter rates and vessel values. Additionally, the Company's market capitalization continued to deteriorate to levels well below the carrying value of its total net assets.
As of December 31, 2016, the Company performed step one of the impairment test for the Dry Bulk Vessel Operations reporting unit, which is allocated goodwill of $56,240. Step one impairment test revealed that the fair value of the Dry Bulk Vessel Operations reporting unit exceeded the carrying amount of its net assets. Accordingly, no step two analysis was required.
The fair value of the Dry Bulk Vessel Operations reporting unit was estimated using a combination of income and market approaches. For the income approach, the expected present value of future cash flows used judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expense growth assumptions. The future cash flows were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one-year average historical time charter rates and the 10-year average historical one-year time charter rates adjusted for outliers), which the Company believes is an objective approach for forecasting charter rates over an extended time period for long-lived assets. In addition, a weighted average cost of capital (“WACC”) was used to discount future estimated cash flows to their present values. The WACC was based on externally observable data considering market participants' and the Company's cost of equity and debt, optimal capital structure and risk factors specific to the Company. The market approach estimated the fair value of the Company's business based on comparable publicly-traded companies in its industry. In assessing the fair value, the Company utilized the results of the valuations and considered the range of fair values determined under all methods which indicated that the fair value exceeded the carrying value of net assets.
As of December 31, 2016, the Company performed step one of the impairment test for the Logistics Business, which is allocated goodwill of $104,096. Step one of the impairment test used the income method and revealed that the fair value exceeded the carrying amount of its net assets. Accordingly, no step two analysis was required. The future cash flows from the Logistics Business were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity. The Logistics Business has not been affected by the same deteriorating industry and market conditions as experienced in the Dry Bulk Vessel Operations reporting unit. In addition, the cash flows of the long-lived assets in the Logistics Business reporting unit have not experienced a significant decline.
No impairment loss was recognized for any of the periods presented.
(ii) Intangibles Other Than Goodwill: Navios Holdings' intangible assets and liabilities consist of favorable lease terms, unfavorable lease terms, customer relationships, trade name and port terminal operating rights. The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm's length transaction to use that trade name. The asset is being amortized under the straight line method over 32 years. Navios Logistics' trade name is being amortized under the straight line method over 10 years.
The fair value of customer relationships of Navios Logistics was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight line method.
Other intangibles that are being amortized, such as customer relationships and port terminal operating rights, would be considered impaired if their carrying value could not be recovered from the future undiscounted cash flows associated with the asset.
When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company's vessels and the Company's weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company's financial position and results of operations.
The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the consolidated statements of comprehensive (loss)/income in the “Depreciation and amortization” line item.
The amortizable value of favorable leases would be considered impaired if its fair market value could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. No impairment loss was recognized for any the periods presented.
Vessel purchase options that are included in favorable leases are not amortized and when the purchase option is exercised, the asset is capitalized as part of the cost of the vessel and depreciated over the remaining useful life of the vessel and if not exercised, the intangible asset is written off. Vessel purchase options that are included in unfavorable lease terms are not amortized and when the purchase option is exercised by the charterer and the underlying vessel is sold, it will be recorded as part of gain/loss on sale of the assets. If the option is not exercised at the expiration date it is written-off in the consolidated statements of comprehensive (loss)/income.
The weighted average amortization periods for intangibles are:

Intangible assets/liabilities	Years
Trade name	21
Favorable lease terms	12
Port terminal operating rights	20-45
Customer relationships	20

See also Note 7.

Foreign Currency Translation
(o)
Foreign Currency Translation: The Company's functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. The Company's subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact a nominal amount of their operations in Uruguayan pesos, Argentinean pesos, Brazilian reales and Paraguayan guaranies, whereas the Company's wholly-owned vessel subsidiaries and the vessel management subsidiaries transact a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. The financial statements of the foreign operations are translated using the exchange rate at the balance sheet date except for property and equipment and equity, which are translated at historical rates. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statements of comprehensive (loss)/income. The foreign currency gains/(losses) recognized under the caption “Other income” in the consolidated statements of comprehensive (loss)/income for each of the years ended December 31, 2016, 2015 and 2014, were $1,600, $1,646 and $1,945, respectively.

Provisions
(p)
Provisions: The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide for the lower amount within the range. See also Note 13.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the P&I clubs.
Provisions for estimated losses on vessels under time charter are provided for in the period in which such losses are determined. As of December 31, 2016 and 2015, the balance for provision for voyages was $3,129 and $2,157, respectively.

Segment Reporting
(q)
Segment Reporting: Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company's methods of internal reporting and management structure, the Company currently has two reportable segments: the Dry Bulk Vessel Operations segment and the Logistics Business segment.

Revenue and Expense Recognition
(r)	Revenue and Expense Recognition:
Revenue Recognition: Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. The Company generates revenue from transportation of cargo, time charter of vessels, port terminal operations, bareboat charters, contracts of affreightment/voyage contracts, demurrages and contracts covering dry or liquid port terminal operations.
Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, the Company agrees to provide a vessel for the transportation of specific goods between specific ports in return for payment of an agreed upon freight rate per ton of cargo.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.
Revenue from time chartering and bareboat chartering is earned and recognized on a daily basis as the service is delivered. Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges is recognized based upon the percentage of voyage completion. A voyage is deemed to commence upon the departure of the barge after discharge under the previous voyage and is deemed to end upon the completion of discharge under the current voyage. The percentage of voyage completion is based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.
Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.
Revenues arising from contracts that provide our customers with continuous access to convoy capacity are recognized ratably over the period of the contracts.
Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel at the charterer's disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. Revenue for vessels operating in pooling arrangements amounted to $15,115, $1,825 and $0, for the years ended December 31, 2016, 2015 and 2014, respectively. The allocation of such net revenue may be subject to future adjustments by the pool, however, such changes are not expected to be material.
Revenues from port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading. Storage fees are assessed and recognized when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.
Revenues from liquid port terminal operations consist mainly of sales of petroleum products in the Paraguayan market. Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.
Recovery of lost revenue under credit default insurance for charterers is accounted for as gain contingency and is recognized when all contingencies are resolved. The amount of recovery of lost revenue is recorded within the caption “Revenue” and any amount recovered in excess of the lost revenue is recorded within the caption “Other income”.
Expenses related to our revenue-generating contracts are recognized as incurred.
Administrative fee revenue from affiliates: Administrative fee revenue from affiliates consists of fees earned on the provision of administrative services pursuant to administrative services agreements with our affiliates (Refer to Note 15). Administrative services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other general and administrative services. These revenues are recognized as the services are provided to affiliates.
The general and administrative expenses incurred on behalf of affiliates are determined based on a combination of actual expenses incurred on behalf of the affiliates as well as a reasonable allocation of expenses that are not affiliate specific but incurred on behalf of all affiliates.
Forward Freight Agreements (“FFAs”): Realized gains or losses from FFAs are recognized monthly concurrent with cash settlements. In addition, FFAs are “marked-to-market” quarterly to determine the fair values which generate unrealized gains or losses. Trading of FFAs could lead to material fluctuations in the Company's reported results from operations on a period to period basis.
Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.
Time Charter, Voyage and Logistics Business Expenses: Time charter, voyage and logistics business expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter, voyage and logistics business expenses are charterers' liability insurances, provision for losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses.
Direct Vessel Expenses: Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydocking and special survey costs net of related party management fees.
Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

Employee benefits
(s)   Employee benefits:
Pension and Retirement Obligations-Crew: The Company's ship-owning subsidiaries employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.
Provision for Employees' Severance and Retirement Compensation: The employees in the Company's office in Greece are protected by Greek labor law. According to the law, the Company is required to pay retirement indemnities to employees upon dismissal or upon leaving with an entitlement to a full security retirement pension. The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years' salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company considers this plan equivalent to a lump sum defined benefit pension plan and accounts for it under relevant guidance on employer's accounting for pensions. The Company is required to annually value the statutory terminations indemnities liability. Management obtains a valuation from independent actuaries to assist in the calculation of the benefits. The Company provides, in full, for the employees' termination indemnities liability. This liability amounted to $1,127 and $952 at December 31, 2016 and 2015, respectively.
U.S. Retirement Savings Plan: The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan's eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services. See also Note 12.
Other Post-Retirement Obligations: The Company has a legacy pension arrangement for certain Bahamian, Uruguayan and former Navios Corporation employees. The entitlement to these benefits is only to these former employees. The expected costs of these benefits are accrued each year, using an accounting methodology similar to that for defined benefit pension plans. These obligations are valued annually by independent actuaries.
Stock-Based Compensation: In December 2016, the Company authorized the grant of restricted share units and share appreciation rights. In December 2015 and 2014, the Company authorized the issuance of shares of restricted common stock, restricted stock units and stock options in accordance with the Company's stock option plan for its employees, officers and directors. These awards of restricted share units, share appreciation rights, restricted common stock, restricted stock units and stock options are based on service conditions only and vest over three years. In December 2014 and 2013, the Company also authorized the issuance of shares of restricted common stock, restricted stock units and stock options for its employees, officers and directors that vest upon achievement of certain internal performance criteria including certain targets on operational performance and cost efficiency. See also Note 12.
The fair value of share appreciation rights and stock option grants is determined with reference to option pricing model and principally adjusted Black-Scholes models. The fair value of restricted share units, restricted stock and restricted stock units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met and are being accounted for as equity.

Financial Instruments
(t)
Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities, long-term debt, capital leases and available-for-sale securities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, fuel prices and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit Risk: The Company closely monitors its credit exposure to customers and counterparties for credit risk. The Company has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.
Interest Rate Risk: Any differential to be paid or received on an interest rate swap agreement is recognized as a component of gain/loss on derivatives over the period of the agreement. Gains and losses on early termination of interest rate swaps are reflected in the consolidated statements of comprehensive (loss)/income. The effective portion of changes in the fair value of interest rate swap agreements that are designated and qualify as cash flow hedges are recognized in equity.
Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.
Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive (loss)/income.
Accounting for Derivative Financial Instruments and Hedging Activities: The Company may enter into dry bulk shipping FFAs as economic hedges relating to identifiable ship and/or cargo positions and as economic hedges of transactions the Company expects to carry out in the normal course of its shipping business. By utilizing certain derivative instruments, including dry bulk shipping FFAs, the Company manages the financial risk associated with fluctuating market conditions. In entering into these contracts, the Company has assumed the risks that might arise from the possible inability of counterparties to perform in accordance with the terms of their contracts.
The Company may trade dry bulk shipping FFAs which are cleared through LCH, the London clearing house. LCH calls for both base and margin collateral, which are funded by Navios Holdings, and which in turn substantially eliminate counterparty risk. Certain portions of these collateral funds may be restricted at any given time as determined by LCH.
At the end of each calendar quarter, the fair value of dry bulk shipping FFAs traded over-the-counter are determined from an index published in London, United Kingdom and the fair value of those FFAs traded with LCH is determined from the LCH valuations.
The Company records all of its derivative financial instruments and hedges as economic hedges.
The Company classifies cash flows related to derivative financial instruments within cash provided by operating activities in the consolidated statements of cash flows.

(Loss)/Earnings Per Share
(u)
(Loss)/Earnings Per Share: Basic (losses)/earnings per share are computed by dividing net (loss)/income attributable to Navios Holdings common stockholders by the weighted average number of shares of common stock outstanding during the periods presented. Net (loss)/income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities (stock options and warrants) are assumed to be exercised and the proceeds are used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation. Restricted share units, restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted earnings per share, based on the weighted average number of restricted share units, restricted stock and restricted stock units assumed to be outstanding during the period. Convertible shares are included in the calculation of the diluted earnings per share, based on the weighted average number of convertible shares assumed to be outstanding during the period. See also Note 19.

Income Taxes
(v)
Income Taxes: The Company is a Marshall Islands Corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and the United States of America. The tax expense reflected in the Company's consolidated financial statements for the years ended December 31, 2016, 2015 and 2014 was mainly attributable to its subsidiaries in South America, which are subject to the Argentinean and Paraguayan income tax regimes.

The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Dividends
(w)
Dividends: Dividends are recorded in the Company's financial statements in the period in which they are declared. Navios Holdings paid $0, $19,325 and $25,228 to its common stockholders during the years ended December 31, 2016, 2015 and 2014, respectively, and $3,681, $16,025 and $7,502 to its preferred stockholders during the years ended December 31, 2016, 2015 and 2014, respectively. In November 2015, Navios Holdings announced that the Board of Directors decided to suspend the dividend to its common stockholders. In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H.

Guarantees
(x)
Guarantees: A liability for the fair value of an obligation undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of their terms are made.

On November 15, 2012, the Company agreed to provide Navios Partners with guarantees against counterparty default on certain existing charters (see also Notes 15 and 23).

Leases
(y)	Leases: Vessel leases where Navios Holdings is regarded as the lessor are classified as either finance leases or operating leases based on an assessment of the terms of the lease.
For charters classified as finance leases the minimum lease payments are recorded as the gross investment in the lease. The difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease.
For charters classified as operating leases where Navios Holdings is regarded as the lessor, refer to Note 2(r).
For charters classified as operating leases where Navios Holdings is regarded as the lessee, the expense is recognized on a straight line basis over the rental periods of such charter agreements. The expense is included under the line item “Time charter, voyage and logistics business expenses”.

Treasury Stock
(z)
Treasury Stock: Treasury stock is accounted for using the cost method. Excess of the purchase price of the treasury stock acquired, plus direct acquisition costs over its par value is recorded in additional paid-in capital.

Trade Accounts Receivable
(aa)
Trade Accounts Receivable: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings and FFA counterparties, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Convertible Preferred Stock
(ab)
Convertible Preferred Stock: The Company's 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) is recorded at fair market value on the date of issuance. The fair market value is determined using a binomial valuation model. The model which is used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share has a par value of $0.0001. Each holder of Preferred Stock is entitled to receive an annual dividend equal to 2.0% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date, 30.0% of the then-outstanding shares of Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per share of common stock with the remaining balance of the then-outstanding shares of Preferred Stock being converted into shares of common stock under the same terms 10 years after their issuance date. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per common stock. See also Note 16.

Cumulative Redeemable Perpetual Preferred Stock
(ac) Cumulative Redeemable Perpetual Preferred Stock: The Company's 2,000,000 American Depositary Shares, Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G”) and the 4,800,000 American Depositary Shares, Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H”) are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G may be redeemed at the Company's option and at any time on or after July 8, 2019, the Series H may be redeemed at the Company's option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity. See also Note 16.

Investment in Available-for-Sale Securities
(ad)
Investment in Available-for-Sale Securities: The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders' equity as a component of other comprehensive (loss)/income unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the consolidated statements of comprehensive (loss)/income. Management evaluates securities for other-than-temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the investee, and (iii) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment in Equity Securities: Navios Holdings evaluates its investments in Navios Acquisition, Navios Partners, Navios Europe I and Navios Europe II for OTTI on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than the carrying value, (ii) the financial condition and near-term prospects of Navios Partners, Navios Acquisition, Navios Europe I and Navios Europe II, and (iii) the intent and ability of the Company to retain its investment in Navios Acquisition, Navios Partners, Navios Europe I and Navios Europe II, for a period of time sufficient to allow for any anticipated recovery in fair value.

Financial Instruments and Fair Value
(ae)
Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

Recent Accounting Pronouncements
(af)  Recent Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-07, “Compensation—Retirement Benefits (Topic 715)”. This update improves the presentation of net periodic pension cost and net periodic postretirement benefit cost and includes amendments to the Overview and Background Sections of the FASB Accounting Standards Codification. The amendments in this update apply to all employers that offer to their employees defined benefit pension plans, other postretirement benefit plans, or other types of benefits accounted for under Topic 715. The amendments in this update are effective for public business entities for annual periods beginning after December 15, 2017, including interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In February 2017, FASB issued ASU 2017-05, “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)”. This update clarifies the scope of Subtopic 610-20 “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets” and provides guidance for partial sales of nonfinancial assets. Subtopic 610-20, which was issued in May 2014 as a part of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”, provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. The amendments in ASU 2017-05 are effective at the same time as the amendments in ASU 2014-09. Therefore, for public entities, the amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Public entities may apply the guidance earlier but only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In January 2017, FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)”. This update addresses concern expressed about the cost and complexity of the goodwill impairment test and simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The amendments are effective for public business entities that are SEC filers for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In January 2017, FASB issued ASU 2017-03, “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)”. The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our consolidated financial statement was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this ASU did not have a material effect on the Company's consolidated financial statements.

In January 2017, FASB issued ASU 2017-01, “Business Combinations” to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized at a time before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In December 2016, FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”. The amendments in this ASU affect narrow aspects of the guidance issued in ASU 2014-09, which is not yet effective, and are of a similar nature to the items typically addressed in the Technical Corrections and Improvements project. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09). ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date”, defers the effective date of Update 2014-09 by one year, as noted below.

In November 2016, FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. This update addresses the classification and presentation of changes in restricted cash on the statement of cash flows under Topic 230, Statement of Cash Flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In August 2016, FASB issued ASU 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.

In March 2016, FASB issued ASU 2016-09, “Compensation—Stock Compensation (Topic 718)”, which simplifies several aspects of accounting for share-based compensation including the tax consequences, classification of awards as equity or liabilities, forfeitures and classification on the statement of cash flows. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early application is permitted. The adoption of this new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.

In February 2016, FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 will apply to both capital (or finance) leases and operating leases. According to ASU 2016-02, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016 - 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.

In January 2016, FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this ASU require an entity (i) to measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value with changes in fair value recognized in net income; (ii) to perform a qualitative assessment to identify impairment in equity investments without readily determinable fair values; (iii) to present separately in other comprehensive income the fair value of a liability resulting from a change in the instrument-specific credit risk; and (iv) to present separately financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet. The amendments also eliminate the requirement, for public business entities, to disclose the methods and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity's other deferred tax assets. For public business entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.

In November 2015, FASB issued ASU 2015-17, “Income Taxes (Topic 740) - Balance Sheet Classification of Deferred Taxes”, which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this ASU. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The adoption of this new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.

In July 2015, FASB issued ASU 2015-11, “Inventory (Topic 330) - Simplifying the Measurement of Inventory”, which requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments in this ASU require an entity to measure inventory within the scope of this ASU at the lower of cost and net realizable value. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this ASU should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The adoption of this new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.

In August 2014, FASB issued ASU 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern”. This standard requires management to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Before this new standard, no accounting guidance existed for management on when and how to assess or disclose going concern uncertainties. The amendments are effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The adoption of the new standard did not have a material impact on the Company's results of operations, financial position or cash flows.

In May 2014, FASB issued ASU 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance was originally effective for interim and annual periods beginning after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company is currently reviewing the effect of ASU No. 2014-09 on its revenue recognition.